Events After the Reporting Date (Details)			12 Months Ended
	Mar. 16, 2023	Feb. 23, 2023 R / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared per share | $ / shares			$ 0.34	$ 0.36	$ 0.16
Ghana JV | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Interest in joint venture	66.70%
Ghana JV | Forecast | AngloGold Ashanti
Disclosure of non-adjusting events after reporting period [line items]
Interest in joint venture	33.30%
Iduapriem Mine | Forecast | AngloGold Ashanti
Disclosure of non-adjusting events after reporting period [line items]
Proportion of voting rights held in subsidiary	100.00%
Dividend declared
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared per share | R / shares		R 4.45
Business combinations | Gold Fields Ghana Limited | Ghana government
Disclosure of non-adjusting events after reporting period [line items]
Percentage of economic interest held by non controlling interest holders	10.00%
Business combinations | Gold Fields Ghana Limited
Disclosure of non-adjusting events after reporting period [line items]
Proportion of voting rights held in subsidiary	90.00%
Business combinations | Iduapriem Mine | AngloGold Ashanti
Disclosure of non-adjusting events after reporting period [line items]
Proportion of voting rights held in subsidiary	100.00%